Schedule of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 434	$ 440
Accumulated Amortization	112	88
Net Carrying Amount	322	352
Goodwill	842	691	375
Goodwill, Translation Adjustments	52
Licensing Agreements [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	259	272
Accumulated Amortization	59	52
Net Carrying Amount	200	220
Customer Relationships [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	167	166
Accumulated Amortization	50	35
Net Carrying Amount	117	131
Other Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	8	2
Accumulated Amortization	3	1
Net Carrying Amount	5	1
Goodwill
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill	842	691
Trademarks
Finite And Indefinite Lived Intangible Assets [Line Items]
Trademarks	$ 564	$ 571
Minimum [Member] | Licensing Agreements [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Customer Relationships [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum [Member] | Other Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Maximum | Licensing Agreements [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	40 years
Maximum | Customer Relationships [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum | Other Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	27 years
Weighted Average [Member] | Licensing Agreements [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	21 years
Weighted Average [Member] | Customer Relationships [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	11 years
Weighted Average [Member] | Other Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years